CONSOLIDATED SEGMENT FINANCIAL INFORMATION (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 23, 2013		Feb. 25, 2012		Feb. 26, 2011
Net sales
Net sales	$ 3,890	$ 3,980	$ 17,097		$ 17,336		$ 17,357
Net sales, %			100.00%		100.00%		100.00%
Operating earnings (loss)
Operating earnings (loss)			(157)		96		(30)
Total operating earnings (loss)% of sales			(0.90%)		0.60%		0.20%
Interest expense, net			269		247		230
Loss from continuing operations before income taxes			(426)		(151)		(260)
Income tax benefit			(163)		(41)		(60)
Net loss from continuing operations	(174)	(42)	(263)		(110)		(200)
Net loss from discontinued operations, net of tax			(1,203)		(930)		(1,310)
Net loss	(1,412)	(424)	(1,466)		(1,040)		(1,510)
Depreciation and amortization
Depreciation and amortization			365		355		354
Capital expenditures
Capital expenditures			241		403		323
Identifiable assets
Identifiable assets	11,034	12,101	11,034		12,101		13,758
Retail Food [Member]
Net sales
Net sales			4,736		4,921		5,054
Net sales, %			27.70%		28.40%		29.10%
Operating earnings (loss)
Operating earnings (loss)			(160)	[1]	(36)	[1]	(129)	[1]
% of sales			(3.40%)		(0.70%)		(2.50%)
Depreciation and amortization
Depreciation and amortization			233		226		217
Capital expenditures
Capital expenditures			107		214		146
Identifiable assets
Identifiable assets	1,695	2,229	1,695		2,229		2,161
Save-A-Lot [Member]
Net sales
Net sales			4,195		4,221		3,890
Net sales, %			24.50%		24.30%		22.40%
Operating earnings (loss)
Operating earnings (loss)			143	[1]	230	[1]	196	[1]
% of sales			3.40%		5.40%		5.00%
Depreciation and amortization
Depreciation and amortization			68		62		56
Capital expenditures
Capital expenditures			101		130		132
Identifiable assets
Identifiable assets	936	867	936		867		784
Independent Business [Member]
Net sales
Net sales			8,166		8,194		8,413
Net sales, %			47.80%		47.30%		48.50%
Operating earnings (loss)
Operating earnings (loss)			199	[1]	254	[1]	266	[1]
% of sales			2.40%		3.10%		3.20%
Depreciation and amortization
Depreciation and amortization			64		67		81
Capital expenditures
Capital expenditures			33		59		45
Identifiable assets
Identifiable assets	1,857	1,955	1,857		1,955		2,050
Corporate [Member]
Operating earnings (loss)
Operating earnings (loss)			(339)	[1]	(352)	[1]	(363)	[1]
Identifiable assets
Identifiable assets	75	84	75		84		119
Discontinued Operations [Member]
Identifiable assets
Identifiable assets	$ 6,471	$ 6,966	$ 6,471		$ 6,966		$ 8,644

[1]	During fiscal 2013, the Company disaggregated its previous reportable segment, Retail Food, into two separate reportable segments: Retail Food and Save-A-Lot (formerly referred to the Hard Discount operating segment within the Retail Food reportable segment) and previously reported segment information has been revised to conform to current presentation. These changes do not revise or restate information previously reported in the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Balance Sheets, Consolidated Statements of Stockholders' Equity or Consolidated Statements of Cash Flows for the Company for any period. Refer to Note 14-Segment Information in the accompanying Notes to Consolidated Financial Statements for additional information concerning the Company's reportable segments. During the first quarter of fiscal 2014, the Company reclassified the segment presentation of certain corporate administrative expenses and related fees earned under the Company's Transition Services Agreements, pension and other postretirement plan expenses for inactive and corporate participants in the SUPERVALU Retirement Plan and certain other corporate costs to properly reflect the structure under which the Company is now being managed. These changes primarily resulted in the recast of net expenses from the Company's Retail Food segment and Independent Business segments to its Corporate and Save-A-Lot segments for all periods presented and as previously reported in the Company's Annual Report on Form 10-K for the year ended February 23, 2013. These changes do not revise or restate information previously reported in the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Balance Sheets, Consolidated Statements of Stockholders' Equity or Consolidated Statements of Cash Flows for the Company for any annual period.